MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Aerospace & Defense - 2.8%
L3Harris Technologies, Inc.	8,867	$1,855,952

Air Freight & Logistics - 2.9%
FedEx Corp.	7,906	1,927,325

Asset Management & Custody Banks - 3.9%
Bank of New York Mellon Corp.	30,961	2,596,699

Biotechnology - 2.0%
Amgen, Inc.	4,234	1,319,103

Broadline Retail - 5.0%
Amazon.com, Inc. (a)	17,639	3,355,996

Cable & Satellite - 2.6%
Comcast Corp. - Class A	47,512	1,753,193

Communications Equipment - 1.7%
Cisco Systems, Inc.	18,862	1,163,974

Consumer Staples Merchandise Retail - 2.7%
Dollar General Corp.	20,288	1,783,924

Diversified Banks - 14.9%
JPMorgan Chase & Co.	14,050	3,446,465
PNC Financial Services Group, Inc.	11,523	2,025,398
US Bancorp	47,632	2,011,023
Wells Fargo & Co.	35,177	2,525,357
		10,008,243

Electric Utilities - 0.5%
American Electric Power Co., Inc.	3,030	331,088

Electrical Components & Equipment - 0.2%
Generac Holdings, Inc. (a)	1,055	133,616

Electronic Manufacturing Services - 2.9%
TE Connectivity PLC	13,808	1,951,346

Health Care Equipment - 6.4%
Medtronic PLC	21,491	1,931,181

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.4% (CONTINUED)	Shares	Value
Health Care Equipment - 6.4%
Zimmer Biomet Holdings, Inc.	21,160	$2,394,889
		4,326,070

Home Improvement Retail - 2.3%
Lowe's Cos., Inc.	6,566	1,531,388

Interactive Media & Services - 12.2%
Alphabet, Inc. - Class C	28,733	4,488,956
Meta Platforms, Inc. - Class A	6,366	3,669,108
		8,158,064

Investment Banking & Brokerage - 9.1%
Goldman Sachs Group, Inc.	5,871	3,207,268
Morgan Stanley	24,816	2,895,283
		6,102,551

Life Sciences Tools & Services - 2.2%
Thermo Fisher Scientific, Inc.	3,030	1,507,728

Managed Health Care - 2.0%
UnitedHealth Group, Inc.	2,627	1,375,891

Packaged Foods & Meats - 2.8%
Tyson Foods, Inc. - Class A	29,319	1,870,845

Semiconductors - 3.4%
QUALCOMM, Inc.	14,734	2,263,290

Soft Drinks & Non-alcoholic Beverages - 0.7%
PepsiCo, Inc.	3,195	479,058

Systems Software - 6.9%
Microsoft Corp.	12,281	4,610,165

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	16,476	3,659,814

Transaction & Payment Processing Services - 3.8%
PayPal Holdings, Inc. (a)	39,192	2,557,278
TOTAL COMMON STOCKS (Cost $31,863,031)		66,622,601

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.7%	Shares	Value
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.27% (b)	452,423	$452,423
TOTAL SHORT-TERM INVESTMENTS (Cost $452,423)		452,423

TOTAL INVESTMENTS - 100.1% (Cost $32,315,454)		$67,075,024
Liabilities in Excess of Other Assets - (0.1)%		(82,319)
TOTAL NET ASSETS - 100.0%		$66,992,705

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MATRIX ADVISORS VALUE ETF

Summary of Fair Value Disclosures as of March 31, 2025 (Unaudited)
Matrix Advisors Value ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$66,622,601	$—	$—	$66,622,601
Money Market Funds	452,453	—	—	452,453
Total Investments	$67,075,024	$—	$—	$67,075,024

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended March 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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